Securities Act Registration No. 333-147324 Investment Company Act Registration No. 811-22143

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 33	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 34	[X]

WALTHAUSEN FUNDS (Exact Name of Registrant as Specified in Charter)

2691 Route 9, Suite 102
Malta, NY	12020
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 371-3450

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102
Malta, NY 12020

(Name and Address of Agent for Service)

Copies to:

JoAnn S. Strasser
Thompson Hine, LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	on October 15, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (“PEA No. 33”) for Walthausen Funds (the “Trust”) applies only to the Walthausen Select Value Fund which is changing its name to the Walthausen Focused Small Cap Value Fund, a series of the Trust. PEA No. 33 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (“PEA No. 32”). PEA No. 32 (accession number 0001413042-20-000385) was filed with the Commission on August 4, 2020 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on October 6, 2020. PEA No. 32 also applied only to the Walthausen Select Value Fund which is changing its name to the Walthausen Focused Small Cap Value Fund. Part A (Prospectus), Part B (Statement of Additional Information) and Part C of PEA No. 32 are incorporated herein by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California on the 5th day of October, 2020.

WALTHAUSEN FUNDS

By:	/s/ Jeffrey R. Provence
Jeffrey R. Provence, Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of October, 2020.

Signature	Title	Date

John B. Walthausen*	President and Principal Executive Officer,
& Trustee

Edward A. LaVarnway*	Trustee

John P. Mastriani*	Trustee

Hany A. Shawky*	Trustee

/s/ Stanley M. Westhoff Jr.	Treasurer and Chief Financial Officer /	5th day of October, 2020.
Stanley M. Westhoff Jr.	Principal Financial Officer

*By: /s/ Jeffrey R. Provence
Jeffrey R. Provence, Attorney-in-Fact

Date: 5th day of October, 2020.